Organization (Details) - Blackbox.io Inc. [Member] - Contribution Agreement [Member]	Apr. 01, 2024 $ / shares shares
Organization (Details) [Line Items]
Common stock, par value | $ / shares	$ 0.001
Series A Preferred Stock [Member]
Organization (Details) [Line Items]
Convertible preferred stock par value | $ / shares	$ 0.001
Common Stock [Member]
Organization (Details) [Line Items]
Investment owned balance shares | shares	3,226,145
Series A Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
Organization (Details) [Line Items]
Investment owned balance shares | shares	3,369,998